Property and Equipment	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property and Equipment
13.	Property and Equipment
(1)     Property and equipment as of December 31, 2022 and 2021 are as follows:

	December 31, 2022
(In millions of won)	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	1,005,857	—	—	1,005,857
Buildings		1,736,257	(950,582)	(450)	785,225
Structures		935,276	(668,019)	(1,601)	265,656
Machinery		37,100,715	(29,185,881)	(1,934)	7,912,900
Other		1,771,890	(1,273,655)	(841)	497,394
Right-of-use assets		2,555,685	(766,350)	(3,206)	1,786,129
Construction in progress		1,069,331	—	—	1,069,331

	￦	46,175,011	(32,844,487)	(8,032)	13,322,492

	December 31, 2021
(In millions of won)	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	972,800	—	—	972,800
Buildings		1,692,239	(897,336)	(450)	794,453
Structures		922,637	(629,757)	(1,601)	291,279
Machinery		35,770,485	(27,771,040)	(1,518)	7,997,927
Other		1,718,337	(1,230,128)	(493)	487,716
Right-of-use assets		2,229,945	(669,389)	(1,223)	1,559,333
Construction in progress		767,751	—	—	767,751

	￦	44,074,194	(31,197,650)	(5,285)	12,871,259

(2)	Changes in property and equipment for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)
	2022
	Beginning balance		Acquisition	Disposal	Transfer	Depreciation	Impairment	Business combination(*)	Ending balance
Land	￦	972,800	79	(175)	30,364	—	—	2,789	1,005,857
Buildings		794,453	1,071	(638)	36,219	(54,463)	—	8,583	785,225
Structures		291,279	2,288	(32)	10,422	(38,301)	—	—	265,656
Machinery		7,997,927	560,889	(49,586)	1,696,447	(2,292,358)	(419)	—	7,912,900
Other		487,716	780,382	(938)	(672,199)	(105,730)	(391)	8,554	497,394
Right-of-use assets		1,559,333	720,932	(65,961)	(27,579)	(403,794)	(3,133)	6,331	1,786,129
Construction in progress		767,751	1,564,345	(1,709)	(1,261,937)	—	—	881	1,069,331

	￦	12,871,259	3,629,986	(119,039)	(188,263)	(2,894,646)	(3,943)	27,138	13,322,492

(*)	Includes assets acquired from the acquisition of SK m&service Co., Ltd. by PS&Marketing Corporation, a subsidiary of the Parent Company.

(In millions of won)
	2021
	Beginning balance		Acquisition	Disposal	Transfer	Deprecia- tion(*1)	Impairment (*2)	Business combina- tion(*3)	Spin-off	Ending balance
Land	￦	1,039,323	634	(21,557)	24,789	—	—	—	(70,389)	972,800
Buildings		858,606	3,919	(9,706)	47,612	(55,818)	—	639	(50,799)	794,453
Structures		317,403	2,482	(6,124)	16,546	(37,968)	—	—	(1,060)	291,279
Machinery		8,376,212	593,225	(44,477)	1,816,003	(2,394,351)	(1,054)	—	(347,631)	7,997,927
Other		653,616	830,277	(2,286)	(607,271)	(180,980)	(495)	193	(205,338)	487,716
Right-of-use assets		1,472,035	672,723	(60,159)	(9,610)	(433,970)	(1,223)	507	(80,970)	1,559,333
Construction in progress		659,882	1,695,316	(1,071)	(1,554,047)	—	—	—	(32,329)	767,751

	￦	13,377,077	3,798,576	(145,380)	(265,978)	(3,103,087)	(2,772)	1,339	(788,516)	12,871,259

(*1)	Includes amounts related to discontinued operations.

(*2)	The Group recognized impairment losses for obsolete assets for the year ended December 31, 2021.

(*3)	Includes assets acquired from the acquisition of YLP Inc. and another company by Tmap Mobility Co., Ltd. and from the acquisition of Rokmedia Co., Ltd. by Onestore Co., Ltd.